Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues, net	$ 842,681	$ 821,682
Costs of goods sold	435,668	415,335
Gross profit	407,013	406,347
Operating expenses:
Selling, general and administrative	350,653	317,804
Impairment loss	140,655	305,894
Total operating expenses	491,308	623,698
Loss from operations	(84,295)	(217,351)
Other expense, net:
Interest expense, net	(57,837)	(51,211)
Other income, net	15,227	13,031
Loss from equity method investments	0	(1,196)
Total other expense, net	(42,610)	(39,376)
Loss before income taxes	(126,905)	(256,727)
Income tax expense	(88,938)	(40,107)
Net loss	(215,843)	(296,834)
Net income attributable to non-controlling interests, net of tax	(3,796)	22,763
Net loss attributable to Cresco Labs Inc.	$ (212,047)	$ (319,597)
Net loss per share - attributable to Cresco Labs Inc. shareholders:
Diluted loss per share (in dollars per share)	$ (0.71)	$ (1.22)
Basic loss per share (in dollars per share)	$ (0.71)	$ (1.22)
Basic weighted average number of shares outstanding (in shares)	298,161,665	262,326,138
Diluted weighted average number of shares outstanding (in shares)	298,161,665	262,326,138